Post employment benefits - Analysis of fair value of plan assets (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 244	£ 230
Interest rate and inflation swaps	(886)	(982)
Cash and other	678	208
Total bid value of assets	9,892	10,422
Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	279	288
Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	239	247
Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	1,258	1,280
Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	280	231
Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	2,068	2,025
Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	3,608	4,809
Liability driven investment bonds
Disclosure of fair value of plan assets [line items]
Bonds	278	286
Quoted
Disclosure of fair value of plan assets [line items]
Equities	466	571
Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	622	523
Property - unquoted	758	706
United Kingdom
Disclosure of fair value of plan assets [line items]
Hedge funds	101	92
Interest rate and inflation swaps	(994)	(1,048)
Cash and other	526	44
Total bid value of assets	7,341	7,696
United Kingdom | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	147	114
United Kingdom | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	512	507
United Kingdom | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	151	137
United Kingdom | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	1,789	1,697
United Kingdom | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	3,608	4,809
United Kingdom | Liability driven investment bonds
Disclosure of fair value of plan assets [line items]
Bonds	212	222
United Kingdom | Quoted
Disclosure of fair value of plan assets [line items]
Equities	0	1
United Kingdom | Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	604	501
Property - unquoted	685	620
Ireland
Disclosure of fair value of plan assets [line items]
Hedge funds	139	134
Interest rate and inflation swaps	108	66
Cash and other	62	63
Total bid value of assets	1,826	1,810
Ireland | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	81	124
Ireland | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	239	247
Ireland | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	355	306
Ireland | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	117	77
Ireland | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	279	328
Ireland | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Liability driven investment bonds
Disclosure of fair value of plan assets [line items]
Bonds	66	64
Ireland | Quoted
Disclosure of fair value of plan assets [line items]
Equities	308	315
Ireland | Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	0	1
Property - unquoted	72	85
United States and other
Disclosure of fair value of plan assets [line items]
Hedge funds	4	4
Interest rate and inflation swaps	0	0
Cash and other	90	101
Total bid value of assets	725	916
United States and other | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	51	50
United States and other | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	391	467
United States and other | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	12	17
United States and other | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Liability driven investment bonds
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Quoted
Disclosure of fair value of plan assets [line items]
Equities	158	255
United States and other | Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	18	21
Property - unquoted	£ 1	£ 1